UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8620

The Milestone Funds

_________________________________________________________

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

Greenwich, CT 06830

_________________________________________________________

(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC

115 East Putnam Avenue

Greenwich, CT 06830

_________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2010

Date of reporting period: May 31, 2010

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

___________________________________

SEMI-ANNUAL REPORT

MAY 31, 2010

___________________________________

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

MAY 31, 2010

Dear Investors:

During the past six months, Milestone Capital Management focused on its conservative investment philosophy and management discipline. We are pleased to report that The Milestone Funds Treasury Obligations Portfolio performed favorably despite historic low short-term interest rates.

Since its inception in 1994, Milestone has had the privilege to work in partnership with our investors to identify new ways to provide excellence in service and institutional liquidity. The semi-annual report highlights our track record of consistently meeting your safety and liquidity objectives as outlined in our prospectus.

As we look ahead to the second half of 2010, Milestone remains committed to our investors as we strive to meet your liquidity, service and technological needs. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

Thank you again for your continued confidence in Milestone and for investing in The Milestone Funds. We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Please contact our team directly to tell us how we can be of service to you.

Sincerely,

Leigh Carleton	Marc Pfeffer
CEO	CIO
Milestone Capital Management	Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

MAY 31, 2010 (Unaudited)

PORTFOLIO BREAKDOWN

All data is as of May 31, 2010. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

MAY 31, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended May 31, 2010.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/01/09	Ending Account Value 05/31/10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Milestone Treasury Obligations Portfolio – Investor Shares
Actual	$1,000.00	$1,000.03	0.18%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.01	0.18%	$0.93
Milestone Treasury Obligations Portfolio – Institutional Shares
Actual	$1,000.00	$1,000.04	0.19%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.01	0.19%	$0.94
Milestone Treasury Obligations Portfolio – Financial Shares
Actual	$1,000.00	$1,000.22	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Continued)

MAY 31, 2010 (Unaudited)

	Beginning Account Value 12/01/09	Ending Account Value 05/31/10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Milestone Treasury Obligations Portfolio – Premium Shares
Actual	$1,000.00	$1,000.02	0.19%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.19%	$0.94
*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2010, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

MAY 31, 2010 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

U.S. Government Obligations — 26.9%
U.S. Treasury Bills* — 26.9%
	$30,000	0.19%-0.42%	6/10/10	$29,997
	70,000	0.17%-0.41%	6/17/10	69,992
	25,074	0.30%-0.38%	7/15/10	25,063
	10,000	0.17%	8/12/10	9,996
	20,000	0.17%	8/19/10	19,992
	125,000	0.17%-0.32%	8/26/10	124,931
	30,000	0.18%	9/2/10	29,986
	52,000	0.20%-0.23%	9/9/10	51,969
	10,000	0.23%	9/16/10	9,993
	10,000	0.22%	10/14/10	9,992

Total U.S. Government Obligations (Cost $381,911)				381,911

Repurchase Agreements — 73.1%

Barclays Capital Management, Inc., dated 5/28/10, repurchase price $128,603 (Collateralized by: U.S. Treasury Notes: $119,712, 4.25%-4.625%, 9/30/12-11/15/16; aggregate market value plus accrued interest $131,172)

	128,600	0.19%	6/1/10	128,600

BNP Paribas Securities Corp., dated 5/28/10, repurchase price $400,009 (Collateralized by: U.S. Treasury Bills: $23,079, 7/1/10-11/04/10; U.S. Treasury Bonds: $10,800, 7.25%-10.625%, 8/15/15-11/15/16; U.S. Treasury Notes: $352,065, 0.875%- 5.75%, 8/15/10-11/15/16; aggregate market value plus accrued interest $408,000)

	400,000	0.20%	6/1/10	400,000

Credit Suisse Securities (USA) LLC, dated 5/20/10, repurchase price $50,018 (Collateralized by: U.S. Treasury Notes: $47,550, 1.75%-4.625%, 2/29/12-3/31/14; aggregate market value plus accrued interest $51,003)

	50,000	0.22%	7/19/10	50,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

MAY 31, 2010 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 73.1% (Continued)

Credit Suisse Securities (USA) LLC, dated 5/20/10, repurchase price $50,029 (Collateralized by: U.S. Treasury Notes: $48,856, 2.50%-4.625%, 2/29/12-3/31/13; aggregate market value plus accrued interest $51,003)

	50,000	0.23%	8/18/10	50,000
Deutsche Bank Securities, Inc., dated 5/04/10, repurchase price $50,016 (Collateralized by: U.S. Treasury Notes: $39,029, 3.375%, 1/15/12; aggregate market value plus accrued interest $51,000)
	50,000	0.19%	7/2/10	50,000
Deutsche Bank Securities, Inc., dated 5/21/10, repurchase price $50,019 (Collateralized by: U.S. Treasury Notes: $50,760, 0.875%, 4/30/11; aggregate market value plus accrued interest $51,000)
	50,000	0.23%	7/20/10	50,000

SG NY Branch, dated 5/28/10, repurchase price $310,007 (Collateralized by: U.S. Treasury Bonds: $232,536, 2.50%-7.625%, 8/15/20-5/15/37; U.S. Treasury Notes: $166,897, 1.00%-3.375%, 1/15/11-1/15/18; aggregate market value plus accrued interest $316,200)

	310,000	0.20%	6/1/10	310,000

Total Repurchase Agreements (Cost $1,038,600)				1,038,600

Total Investments (Cost $1,420,511) — 100.0%				$1,420,511
Liabilities in excess of other assets — (0.0)%**				(166)

Net Assets — 100.0%				$1,420,345

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
**	Represents less than 0.05%

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Assets and Liabilities

MAY 31, 2010 (Unaudited)

ASSETS:
Investments, at value and cost (note 1)	$381,911,150
Repurchase agreements, at value and cost (note 1)	1,038,600,000
Cash	58,237
Interest receivable	36,895
Prepaid expenses	77,443

Total assets	1,420,683,725

LIABILITIES:
Advisory fee payable	104,410
Administration fee payable	41,903
Dividends payable	34,770
Distribution fee payable — Premium Shares	9,763
Accrued expenses	148,162

Total liabilities	339,008

NET ASSETS	$1,420,344,717

NET ASSETS BY CLASS OF SHARES:
Investor Shares	$58,773,562
Institutional Shares	517,206,785
Financial Shares	445,427,098
Premium Shares	398,937,272

NET ASSETS	$1,420,344,717

SHARES OUTSTANDING:
Investor Shares	58,745,053

Institutional Shares	517,096,979

Financial Shares	445,495,870

Premium Shares	399,000,568

NET ASSET VALUE PER SHARE	$1.00

COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$1,420,333,162
Accumulated net realized gain	11,555

NET ASSETS	$1,420,344,717

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$1,423,427

EXPENSES (note 2):
Advisory fees	766,454
Shareholder service fees:
Investor Shares	87,803
Institutional Shares	223,324
Financial Shares	155,905
Premium Shares	489,920
Distribution fees:
Premium Shares	489,920
Administration fees	306,580
Legal fees	63,790
Publication expenses and rating service fees	48,184
Custodian fees and expenses	45,720
Transfer agent fees and expenses	45,338
Cash management fees	32,530
Accounting service fees	28,619
Registration and filing fees	18,702
Audit fees	17,290
Insurance expense	17,268
Compliance fees	15,470
Trustees’ fees	15,370
Report to shareholders	14,910
Other expenses	2,092

Total expenses before reimbursement	2,885,189
Reimbursement/Waiver	(1,571,651)

Net Expenses	1,313,538

NET INVESTMENT INCOME	109,889
NET REALIZED GAIN ON INVESTMENTS	4,713

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,602

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statements of Changes in Net Assets

	For the six months ended May 31, 2010 (Unaudited)	For the year ended November 30, 2009

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$109,889	$2,696,161
Net realized gain on investments	4,713	25,934

Net increase in net assets resulting from operations	114,602	2,722,095

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income — Investor Shares	—	(26,622)
Net investment income — Institutional Shares	—	(1,140,434)
Net investment income — Financial Shares	(109,889)	(1,520,169)
Net investment income — Premium Shares	—	(8,181)
Net investment income — Administrative Shares	—	(755)
Net realized gain on investments — Investor Shares	(3,473)	(3,711)
Net realized gain on investments — Institutional Shares	(19,384)	(22,160)
Net realized gain on investments — Financial Shares	(23,958)	(24,673)
Net realized gain on investments — Premium Shares	(16,144)	(14,456)
Net realized gain on investments — Administrative Shares	—	—

Total distributions to shareholders	(172,848)	(2,761,161)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares — Investor Shares	66,470,490	252,139,825
Sale of shares — Institutional Shares	2,336,451,130	4,980,605,705
Sale of shares — Financial Shares	3,831,999,680	8,614,466,627
Sale of shares — Premium Shares	40,086,492	569,125,159
Sale of shares — Administrative Shares	—	37,430,982
Reinvested dividends — Investor Shares	557	8,434
Reinvested dividends — Institutional Shares	2,457	181,411
Reinvested dividends — Financial Shares	29,411	578,619
Cost of shares repurchased — Investor Shares	(101,362,887)	(323,413,078)
Cost of shares repurchased — Institutional Shares	(2,477,134,436)	(4,929,035,174)
Cost of shares repurchased — Financial Shares	(3,990,620,442)	(8,773,998,279)
Cost of shares repurchased — Premium Shares	(29,635,440)	(276,331,073)
Cost of shares repurchased — Administrative Shares	—	(88,288,807)

Net increase (decrease) in net assets from shares of beneficial interest	(323,712,988)	63,470,351

Total increase (decrease)	(323,771,234)	63,431,285
NET ASSETS:
Beginning of period	1,744,115,951	1,680,684,666

End of period	$1,420,344,717	$1,744,115,951

*	Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements

MAY 31, 2010 (Unaudited)

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue four classes of shares: Investor Shares, Institutional Shares, Financial Shares, and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, and Premium Shares on May 20, 1997. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Fair Value Measurement — The Fund utilize various inputs in determining the value of it’s investments. These inputs are summarized in the three broad levels as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of May 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

U.S. Government Obligations	$—	$381,911,150	$—
Repurchase Agreements	—	1,038,600,000	—

Total	$—	$1,420,511,150	$—

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2010 (Unaudited)

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2010 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio’s four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Accounting for Uncertainty in Income Taxes requires management of the Portfolio to analyze all open tax years (2006-2009) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2010, the portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio. The Adviser waived Advisory fees amounting to $110,507 for the six months ended May 31, 2010.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, and Premium Shares, up to 0.10% of the average daily net assets of the

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2010 (Unaudited)

Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2010, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to the daily average net assets as follows:

Share Class	Shareholder Servicing Fees

Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%

The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the current fiscal year, the Adviser has agreed to waive any portion of its Shareholder Service fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class to as follows:

Share Class	Operating Expenses per Share

Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

For the six months ended May 31, 2010, the Adviser waived and reimbursed expenses as follows:

Share Class	Adviser fee waivers and/or reimbursements

Investor Shares	$(137,873)
Institutional Shares	(373,769)
Financial Shares	(157,833)
Premium Shares	(902,176)

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2010 (Unaudited)

As a result of expenses waived and reimbursed for the six months ended May 31, 2010 the expense ratios for each share class were as follows:

Share Class	Expense Ratio

Investor Shares	0.18%
Institutional Shares	0.19%
Financial Shares	0.15%
Premium Shares	0.19%

For the six months ended May 31, 2010, the Adviser received Shareholder Service fees equal to annual rates as follows:

Shareholder
Share Class	Service Fee

Investor Shares	0.00%
Institutional Shares	0.00%
Financial Shares	0.01%
Premium Shares	0.05%

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares. For the six months ended May 31, 2010, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2010, there were no unreimbursed expenses.

For the six months ended May 31, 2010, distribution fees paid of the average daily net assets were as follows:

Distribution
Share Class	Fees

Premium Shares	0.00%

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

MAY 31, 2010 (Unaudited)

During the six months ended May 31, 2010, the Portfolio paid administration fees attributable to each class as follows:

Administration
Share Class	Fees

Investor Shares	$ 48,649
Institutional Shares	211,449
Financial Shares	33,250
Premium Shares	13,232

The Administrator waived its fees for the six months ended May 31, 2010, as follows:

Administration
Share Class	Fees

Investor Shares	$ 44,148
Institutional Shares	117,756

In addition, the Administrator has a sub-administration agreement with The Bank of New York Mellon (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $49,863 during the six months ended May 31, 2010.

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolio’s shares, pursuant to a Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

NOTE 3. SUBSEQUENT EVENTS

The Fund has adopted authoritative standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of their financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights

	Investor Shares

	For the six months ended May 31, 2010 (unaudited)		For the year ended November 30, 2009		For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	(0.000	)(a)	0.000	(a)	0.017	0.046	0.044	0.025
Dividends from net investment income	(0.000	)(a)	(0.000	)(a)	(0.017)	(0.046)	(0.044)	(0.025)

Ending net asset value per share	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return (b)	0.00%		0.02%		1.74%	4.71%	4.51%	2.58%
Ratios/supplemental data
Ratios to average net assets:
Expenses (c)	0.18%		0.35%		0.45%	0.45%	0.45%	0.45%
Net investment income	(0.00	)%(a)	0.02%		1.92%	4.62%	4.43%	2.55%
Net assets at the end of the period (000’s omitted)	$58,774		$93,669		$164,936	$304,798	$474,039	$314,742
(a)	Less than 0.001.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory fees, administration fees, shareholder servicing fees waived and expenses reimbursed of 0.39%, 0.18%, 0.02%, 0.03%, 0.03%, and 0.03% for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Institutional Shares

	For the six months ended May 31, 2010 (unaudited)		For the year ended November 30, 2009	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	(0.000	)(c)	0.002	0.020	0.049	0.047	0.028
Dividends from net investment income	(0.000	)(c)	(0.002)	(0.020)	(0.049)	(0.047)	(0.028)

Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	0.00%		0.16%	1.99%	4.98%	4.77%	2.83%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.19%		0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	(0.00	)%(c)	0.17%	2.15%	4.85%	4.67%	2.78%
Net assets at the end of the period (000’s omitted)	$517,207		$657,906	$606,165	$1,381,619	$907,971	$578,250
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory fees, administration fees, shareholder servicing fees waived and expenses reimbursed of 0.17%, 0.13%, 0.10%, 0.09%, 0.08%, and 0.03%, for each of the respective periods presented.
(c)	Less than 0.001.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Financial Shares

	For the six months ended May 31, 2010 (unaudited)		For the year ended November 30, 2009	For the year ended November 30, 2008	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000	(a)	0.002	0.020	0.049	0.047	0.028
Dividends from net investment income	(0.000	)(a)	(0.002)	(0.020)	(0.049)	(0.047)	(0.028)

Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	0.02%		0.21%	2.04%	5.03%	4.82%	2.88%
Ratios/supplemental data
Ratios to average net assets:
Expenses (c)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.02%		0.22%	2.01%	4.91%	4.67%	2.84%
Net assets at the end of the period (000’s omitted)	$445,427		$604,040	$763,007	$538,914	$669,859	$1,075,395
(a)	Less than 0.001.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.05%, 0.05%, 0.04%, 0.03%, 0.03%, and 0.04%, for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Premium Shares

	For the six months ended May 31, 2010 (unaudited)		For the year ended November 30, 2009		For the year ended November 30, 2008		For the year ended November 30, 2007		For the year ended November 30, 2006		For the year ended November 30, 2005

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income (loss)	(0.000	)(a)	0.000	(a)	0.015		0.044		0.042		0.024
Dividends from net investment income	(0.000	)(a)	(0.000	)(a)	(0.015)		(0.044)		(0.042)		(0.024)

Ending net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (b)	0.00%		0.01%		1.55%		4.52%		4.32%		2.40%
Ratios/supplemental data
Ratios to average net assets:
Expenses	0.19	%(c)	0.29	%(c)	0.64	%(d)	0.64	%(d)	0.63	%(c)	0.60	%(c)
Net investment income	(0.00	)%(a)	0.00%		1.53%		4.44%		4.25%		2.32%
Net assets at the end of the period (000’s omitted)	$398,937		$388,501		$95,718		$96,511		$169,326		$154,035
(a)	Less than 0.001.
(b)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(c)	Net of advisory, shareholder servicing fees and distribution fees waived of 0.46%, 0.36%, 0.01%, and 0.03%, for each of the respective periods presented.
(d)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Factors Considered in Approving Investment Advisory Agreement

Consideration of the Board in approving the continuation of the Trust’s investment advisory agreement

At an in-person meeting held on February 2, 2010, the Board of Trustees (the “Trustees” or the “Board”) of The Milestone Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Treasury Obligations Portfolio (the “Portfolio”), and Milestone Capital Management, LLC (“Milestone Capital”).

The Trustees discussed with counsel to the Trust and counsel to the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”) their fiduciary duty under the 1940 Act in reviewing the Agreement and their obligation to obtain all information relevant to their consideration thereof. The Board discussed the fees payable by the Portfolio under the Agreement, the duties of the Trustees under, and the fiduciary standards established by, Section 36(b) of the 1940 Act, the legislative history of the amendments to the 1940 Act, the history of management fee standards and regulations, positions taken thereon by the Securities and Exchange Commission and Congress, the criteria generally considered in evaluating the reasonableness of fees, and lawsuits illustrating the courts’ application and interpretation of the applicable fiduciary standards.

The Trustees reviewed information concerning the historical performance of the Portfolio as compared with a group of comparable funds, the annualized expense ratios as a percentage of average net assets of each fund in the comparison group compared to that of the Portfolio, historical expense ratio comparisons, and certain financial information about Milestone Capital, including the profitability of the Portfolio to Milestone Capital. The Trustees recognized that Milestone Capital’s agreement to waive certain fees to which it was entitled demonstrated its willingness to provide stability to the Portfolio’s expenses. The Trustees noted that the Portfolio continued to be among the top five performers in the Crane Data, Inc. universe of Institutional Treasury and Repo Funds despite the abnormally poor economic environment over the past year. The Trustees also discussed with counsel to the Trust the comparability criteria for the Portfolio and the funds comprising the comparison group for the Portfolio.

Representatives from Milestone Capital discussed the firm’s ownership structure. The Board discussed Milestone Capital’s profitability, the firm’s retention of key employees and the firm’s evaluation of risks in the money market fund universe. The Board also reviewed the activities of the Chief Legal and Compliance Officer of the Trust and the activities of a similar officer of Milestone Capital.

Following a meeting of the Independent Trustees with their counsel in executive session, the full Board concluded that, in light of the Portfolio’s investment performance given the economic turmoil of the past year and Milestone Capital’s willingness to control expenses, the fees paid by the Portfolio (and the related profits to Milestone Capital) were fair and reasonable. Accordingly, the Board, having determined that the Agreement (including the fees payable thereunder) was reasonable, fair and in the best interests of the Portfolio and its shareholders, approved the continuation of the Agreement.

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME, AGE, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

TRUSTEES
NON INTERESTED PERSONS
John D. Gilliam Born: 1931 Trustee since October 1994 Chairman since April 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Laura A. Garner Born: 1960 Trustee since June 2006

Principal, RS Investments (asset management), since 2009. Partner, Grail Partners, LLC, 2007-2009. Business Development Director, Concept Capital (alternative investments), 2003-2007. Global Marketing Director, Merrill Lynch Debt Markets, 2001-2002. Chief Marketing Officer, Internet Partnership Group (venture capital), 2000-2001. US Marketing Director, Goldman Sachs Investment Management, 1999-2000. Global Marketing Director, Citigroup Alternative Investments, 1996-1999. Chase Manhattan Bank, 1989-1995.

Nicholas J. Kovich Born: 1956 Trustee since June 2006

President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001. Member of the Board of Trustees of the Conestoga Funds managed by Conestoga Capital Advisors since 2002. Equity Research Analyst, Miller, Anderson & Sherrerd from 1988 to 1996. Senior Investment Research Analyst, Waddel & Reed Asset Management Company, from 1982 to 1988. Received the Chartered Financial Analyst (CFA) and Chartered Investment Counselor (CIC) in September 1985 and December 1992.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME, AGE, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

TRUSTEES (Continued)
Allen Lee Sessoms Born: 1946 Trustee since June 1997

President, University of the District of Columbia. Former President of Delaware State University, 2003 to 2008. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts System from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

INTERESTED PERSONS

Leigh L. Carleton (1) Born: 1950 Chief Executive Officer, and Chief Legal Officer Officer since 2007 Trustee since September 2008

President and Chief Executive Officer of the Adviser since March 2007. Residential real estate development manager (1985 to 2007); marketing and marketing management, Large Systems Division, IBM (1972 to 1985).

Leigh Carleton is an interested person of the Trust as that term is defined in the 1940 Act.

OFFICERS

Leigh L. Carleton (1) Born: 1950 Chief Executive Officer, and Chief Legal Officer Officer since 2007 Trustee since September 2008

President and Chief Executive Officer of the Adviser since March 2007. Residential real estate development manager (1985 to 2007); marketing and marketing management, Large Systems Division, IBM (1972 to 1985).

(1)	Leigh L. Carleton and Marc H. Pfeffer are registered representatives of ALPS Distributors, Inc.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME, AGE, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

OFFICERS (Continued)

Marc H. Pfeffer (1) Born: 1964 Chief Financial Officer since 2005

Chief Investment Officer of the Adviser since 2004. Associate Director, Bear Stearns & Co., Inc. (2001 to 2004); Co-Chief Investment Officer, Milestone Capital Management, LP (1994 to 2001); portfolio manager for six institutional money market portfolios, Goldman Sachs Asset Management (1986 to 1994).

Lisa Hanratty Born: 1964 Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, since 1990. From 1982 to 1989, Sales Assistant at Goldman Sachs in the High Yield Department.

Michael J. Wagner Born: 1950 Chief Compliance Officer since 2007

President of Northern Lights Compliance Services, LLC since 2006; Senior Vice President of Fund Compliance Services, LLC from 2004 to 2006; Vice President of GemCom, LLC since 2004; President of Gemini Fund Services, LLC from 2003 to 2006; Chief Operations Officer of Gemini Fund Services, LLC from 2003 to 2006; Senior Vice President, Fund Accounting, of Orbitex Fund Services from 2001 to 2002; Director, Constellation Trust Company from 2005 to 2008.

(1)	Leigh L. Carleton and Marc H. Pfeffer are registered representatives of ALPS Distributors, Inc.

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The Milestone Funds

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Sub-Administrator / Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds

115 East Putnam Avenue, Greenwich, CT 06830

800-941-MILE

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b)	Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds
By:	/s/ Leigh Carleton

Leigh Carleton, Chief Executive Officer

Date: July 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: The Milestone Funds
By:	/s/ Leigh Carleton

Leigh Carleton, Chief Executive Officer

Date: July 22, 2010

By:	/s/ Marc H. Pfeffer

Marc H. Pfeffer, Chief Financial Officer

Date: July 22, 2010